FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

November 3, 2020

Filed Via EDGAR (CIK #0000773478)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

     RE:  Franklin California Tax-Free Trust

          File Nos. 002-99112 and 811-04356

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 27, 2020.

Sincerely yours,

FRANKLIN CALIFORNIA TAX-FREE TRUST

/s/Steven J. Gray

_________________________

Steven J. Gray

Vice President and Co-Secretary

SJG/dc